Shareholder Report, Holdings (Details) - VistaShares Artificial Intelligence Supercycle ETF	May 31, 2025
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Nutanix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Commvault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Vertiv Holdings, Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Asustek Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Legrand SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%